PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
The following table details the composition of our property and equipment balances:

($ in millions)	At Year-End 2017	At Year-End 2016
Land	$60	$55
Buildings and leasehold improvements	259	213
Furniture and equipment	54	51
Information technology	185	180
Construction in progress	23	28
	581	527
Accumulated depreciation	(328)	(324)
	$253	$203

Depreciation expense totaled $21 million in 2017, $21 million in 2016 and $22 million in 2015.